Segment Information (Details 1) (USD $) In Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues	$ 6,903	$ 7,071	$ 7,255	$ 6,914	$ 7,283	$ 6,732	$ 7,049	$ 6,586	$ 28,143	$ 27,650	$ 26,251
Intersegment eliminations
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									(2,005)	(1,752)	(1,331)
Intersegment eliminations | Aerospace Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									132	121	129
Intersegment eliminations | Electronic Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									684	650	482
Intersegment eliminations | Information Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									623	474	354
Intersegment eliminations | Technical Services
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									566	507	366
Aerospace Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									10,910	10,419	9,825
Electronic Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									7,613	7,671	7,048
Information Systems
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									8,395	8,536	8,174
Technical Services
Sales and Service Revenues by Segment (Table Amounts) [Abstract]
Total sales and service revenues									$ 3,230	$ 2,776	$ 2,535